Segment and Geographic Information and Product Related Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012		Nov. 27, 2011		Nov. 28, 2010
Domestic Revenue by Product
Net sales	$ 1,036,433		$ 952,409		$ 951,106
Domestic innerspring bedding
Domestic Revenue by Product
Net sales	887,956		852,352		861,001
Domestic specialty bedding
Domestic Revenue by Product
Net sales	121,059		81,448		69,928
Total bedding sales
Domestic Revenue by Product
Net sales	1,009,015		933,800		930,929
Other revenue
Domestic Revenue by Product
Net sales	$ 27,418	[1]	$ 18,608	[1]	$ 20,177	[1]

[1]	Other revenue includes external sales of Comfort Revolution and the Company's components and U.S. latex businesses.